CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Summary of Trade Receivables by Nature (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	€ 185,000	€ 184,260
Dealers
Disclosure of financial assets [line items]
Trade receivables	58,446	62,301
FCA Group companies
Disclosure of financial assets [line items]
Trade receivables	23,737	37,906
Sponsorship and commercial activities
Disclosure of financial assets [line items]
Trade receivables	29,666	31,917
Brand activities
Disclosure of financial assets [line items]
Trade receivables	23,902	21,886
Other
Disclosure of financial assets [line items]
Trade receivables	€ 49,249	€ 30,250